Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Line Items]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Skycorp Solar Group Ltd and its subsidiaries (the “Company”) as of September 30, 2025 , the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for the year ended September 30, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and the results of its operations and its cash flows for the year ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).